Debt - Additional Information (Detail) $ / shares in Units, € in Millions, £ in Millions							1 Months Ended											3 Months Ended				12 Months Ended
	Mar. 31, 2015 USD ($)	Nov. 30, 2014	Aug. 21, 2014 USD ($)	May 29, 2014 GBP (£)	Mar. 10, 2014 USD ($)	Feb. 21, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Nov. 30, 2015 USD ($)	Oct. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jul. 31, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Dec. 31, 2015 USD ($) shares	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€) shares	Jun. 30, 2015 USD ($)	Jun. 23, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Feb. 28, 2014 EUR (€)	Feb. 28, 2014 GBP (£)
Debt Instrument [Line Items]
Debt acquired (Note 2)							$ 553,000,000											$ 553,000,000				$ 553,000,000
Cash proceeds from issuance of debt, net of discounts and issuance costs																	$ 5,400,000,000
Repayments of long-term borrowings and capital lease obligations																						9,340,000,000	$ 17,669,000,000	$ 8,163,000,000
Proceeds from long-term borrowings																						6,667,000,000	$ 30,967,000,000	$ 49,166,000,000
Tender offer for notes, expiration date																							Mar. 17, 2014
Tender offer for notes, settlement date																							Mar. 19, 2014
Cash payment related to exchange offer | £				£ 22
Debt redemption cost																$ 900,000,000					$ 500,000,000
Debt Tender Offer, Principal amount purchased					$ 4,122,000,000
Other costs																					300,000,000		$ 334,000,000
Long-term debt maturing within one year							6,325,000,000				$ 2,397,000,000							6,325,000,000			2,397,000,000	6,325,000,000	2,397,000,000
Principal amount outstanding in connection with the guarantee of debt obligations							$ 109,729,000,000				$ 112,764,000,000							$ 109,729,000,000			$ 112,764,000,000	109,729,000,000	$ 112,764,000,000
AOL Inc
Debt Instrument [Line Items]
Debt acquired (Note 2)																										$ 600,000,000	$ 1,816,000,000
Repayments of debt and capital lease obligations																						$ 400,000,000
Wireless Transaction
Debt Instrument [Line Items]
Preferred stock dividend rate, percentage						5.143%
Preferred stock redemption date						2020-04
Preferred stock redemption price, per share | $ / shares						$ 1,000
Commercial Paper
Debt Instrument [Line Items]
Weighted average interest rate of commercial paper							1.00%				0.40%							1.00%			0.40%	1.00%	0.40%		1.00%			0.40%
December 2014 Euro Debt Issuance
Debt Instrument [Line Items]
Cash proceeds from issuance of debt, net of discounts and issuance costs											$ 3,000,000,000
Series D Preferred Stock | Verizon Wireless
Debt Instrument [Line Items]
Preferred stock shares outstanding | shares							825,000											825,000				825,000			825,000
Series D Preferred Stock | Wireless Transaction
Debt Instrument [Line Items]
Preferred stock shares outstanding | shares						825,000
Series E Preferred Stock | Verizon Wireless
Debt Instrument [Line Items]
Preferred stock shares outstanding | shares							825,000											825,000				825,000			825,000
Series E Preferred Stock | Wireless Transaction
Debt Instrument [Line Items]
Preferred stock shares outstanding | shares						825,000
Network Equipment | Vendor Financing Facility
Debt Instrument [Line Items]
Value of purchase assets financed																						$ 700,000,000	$ 700,000,000
Long-term debt maturing within one year							$ 900,000,000											$ 900,000,000				900,000,000
Credit Facility
Debt Instrument [Line Items]
Borrowing capacity							8,000,000,000											8,000,000,000				8,000,000,000
Amount of unused borrowing capacity under credit facility							7,900,000,000											7,900,000,000				7,900,000,000
6.94% Notes due 2028 | Old Notes in Exchange for 2048 New Notes | GTE Corporation
Debt Instrument [Line Items]
Stated interest rate on debt instrument	6.94%									6.94%										6.94%
Debt instrument maturity date	2028
2036 New Notes in February Exchange Offers | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.272%									4.272%										4.272%
Debt instrument maturity date	2036
Aggregate principal amount	$ 2,900,000,000									$ 2,900,000,000										$ 2,900,000,000
2048 New Notes in February Exchange Offers | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.522%									4.522%										4.522%
Debt instrument maturity date	2048
Aggregate principal amount	$ 5,000,000,000									$ 5,000,000,000										$ 5,000,000,000
2055 New Notes in February Exchange Offers | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.672%									4.672%										4.672%
Debt instrument maturity date	2055
Aggregate principal amount	$ 5,500,000,000									$ 5,500,000,000										$ 5,500,000,000
January 2015 Term Loan Agreement
Debt Instrument [Line Items]
Borrowing capacity	$ 6,500,000,000									6,500,000,000										6,500,000,000
Term loan agreement partial mandatory prepayment amount																				$ 4,000,000,000
Debt instrument maturity date																				2016-03
Date in which a partial mandatory prepayment is required																				2015-06
Leverage ratio																				350.00%
Term loan agreement prepaid amount										5,000,000,000
Repayments of Lines of Credit																		500,000,000	$ 1,000,000,000
Line of credit							0											0				0
1.5% loan due 2018
Debt Instrument [Line Items]
Stated interest rate on debt instrument									1.50%
Debt instrument maturity date									2018
Aggregate principal amount									$ 200,000,000
Floating Rate Notes | Verizon Communications
Debt Instrument [Line Items]
Amount of notes repaid										$ 500,000,000
Zero Point Seven Percent Notes | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument								0.70%
Amount of notes repaid								$ 1,000,000,000
2.375% Notes due 2022
Debt Instrument [Line Items]
Stated interest rate on debt instrument																	2.375%												2.375%	2.375%
Debt instrument maturity date																	2022
Aggregate principal amount | €																													€ 1,750
3.25% Notes due 2026
Debt Instrument [Line Items]
Stated interest rate on debt instrument																	3.25%												3.25%	3.25%
Debt instrument maturity date																	2026
Aggregate principal amount | €																													€ 1,250
4.75% Notes due 2034
Debt Instrument [Line Items]
Stated interest rate on debt instrument																	4.75%												4.75%	4.75%
Debt instrument maturity date																	2034
Aggregate principal amount | £																														£ 850
Notes Due Twenty Fifty Four
Debt Instrument [Line Items]
Stated interest rate on debt instrument																	5.90%												5.90%	5.90%
Debt instrument maturity date																	2054
Aggregate principal amount																	$ 500,000,000
Cash proceeds from issuance of debt, net of discounts and issuance costs																	500,000,000
Fixed Rate And Floating Rate Notes
Debt Instrument [Line Items]
Aggregate principal amount															$ 3,300,000,000	4,500,000,000
Cash proceeds from issuance of debt, net of discounts and issuance costs															$ 3,300,000,000	$ 4,500,000,000
Floating Rate Notes due 2019
Debt Instrument [Line Items]
Debt instrument maturity date																2019
Aggregate principal amount																$ 500,000,000
Debt instrument, description of variable rate basis																Three-month LIBOR plus 0.77%
Floating Rate Notes due 2019 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, marginal rate																0.77%
2.55% Notes due 2019
Debt Instrument [Line Items]
Stated interest rate on debt instrument																2.55%
Debt instrument maturity date																2019
Aggregate principal amount																$ 500,000,000
3.45% Notes due 2021
Debt Instrument [Line Items]
Stated interest rate on debt instrument																3.45%
Debt instrument maturity date																2021
Aggregate principal amount																$ 1,000,000,000
4.15% Notes due 2024
Debt Instrument [Line Items]
Stated interest rate on debt instrument																4.15%
Debt instrument maturity date																2024
Aggregate principal amount																$ 1,250,000,000
5.05% Notes due 2034
Debt Instrument [Line Items]
Stated interest rate on debt instrument																5.05%
Debt instrument maturity date																2034
Aggregate principal amount																$ 1,250,000,000
0.61% Notes | Verizon Communications
Debt Instrument [Line Items]
Amount of notes repaid																$ 1,000,000,000
Debt instrument, description of variable rate basis																LIBOR plus 0.61%
0.61% Notes | London Interbank Offered Rate (LIBOR) | Verizon Communications
Debt Instrument [Line Items]
Debt instrument, marginal rate																0.61%
1.95% Notes | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument																1.95%
Amount of notes repaid																$ 1,500,000,000
4.8% Notes Due 2044
Debt Instrument [Line Items]
Stated interest rate on debt instrument													4.80%
Debt instrument maturity date													2044
Aggregate principal amount													$ 900,000,000
Cash proceeds from issuance of debt, net of discounts and issuance costs													$ 900,000,000
1.25% Notes due November 2014
Debt Instrument [Line Items]
Stated interest rate on debt instrument													1.25%
Debt instrument maturity date													2014-11
Amount of notes repaid													$ 800,000,000
1.625% Notes Due 2024 | December 2014 Euro Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument											1.625%										1.625%		1.625%					1.625%
Debt instrument maturity date											2024
Aggregate principal amount | €																												€ 1,400
2.625% Notes Due 2031 | December 2014 Euro Debt Issuance
Debt Instrument [Line Items]
Stated interest rate on debt instrument											2.625%										2.625%		2.625%					2.625%
Debt instrument maturity date											2031
Aggregate principal amount | €																												€ 1,000
Verizon Notes
Debt Instrument [Line Items]
Aggregate principal amount						$ 5,000,000,000
Notes purchased price of principal amount of note, percentage																							100.00%
Verizon Notes | Verizon Wireless
Debt Instrument [Line Items]
Quarterly interest payment start date						May 21, 2014
Verizon Notes | Wireless Transaction
Debt Instrument [Line Items]
Quarterly interest payment start date						May 21, 2014
Verizon Notes due February 21, 2022
Debt Instrument [Line Items]
Aggregate principal amount						$ 2,500,000,000
Verizon Notes due February 21, 2022 | Verizon Wireless
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis						Three-month LIBOR, plus 1.222%
Debt instrument maturity date						Feb. 21, 2022
Verizon Notes due February 21, 2022 | Wireless Transaction
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis						Three-month LIBOR, plus 1.222%
Debt instrument maturity date						Feb. 21, 2022
Verizon Notes due February 21, 2022 | London Interbank Offered Rate (LIBOR) | Verizon Wireless
Debt Instrument [Line Items]
Debt instrument, marginal rate						1.222%
Verizon Notes due February 21, 2022 | London Interbank Offered Rate (LIBOR) | Wireless Transaction
Debt Instrument [Line Items]
Debt instrument, marginal rate						1.222%
Verizon Notes due February 21, 2025
Debt Instrument [Line Items]
Aggregate principal amount						$ 2,500,000,000
Verizon Notes due February 21, 2025 | Verizon Wireless
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis						Three-month LIBOR, plus 1.372%
Debt instrument maturity date						Feb. 21, 2025
Verizon Notes due February 21, 2025 | Wireless Transaction
Debt Instrument [Line Items]
Debt instrument, description of variable rate basis						Three-month LIBOR, plus 1.372%
Debt instrument maturity date						Feb. 21, 2025
Verizon Notes due February 21, 2025 | London Interbank Offered Rate (LIBOR) | Verizon Wireless
Debt Instrument [Line Items]
Debt instrument, marginal rate						1.372%
Verizon Notes due February 21, 2025 | London Interbank Offered Rate (LIBOR) | Wireless Transaction
Debt Instrument [Line Items]
Debt instrument, marginal rate						1.372%
Term Loan Agreement
Debt Instrument [Line Items]
Aggregate principal amount																	$ 6,600,000,000
Term Loan Agreement | Maximum
Debt Instrument [Line Items]
Leverage ratio																	350.00%
Term Loan Agreement Maturity 3 Years
Debt Instrument [Line Items]
Aggregate principal amount																	$ 3,300,000,000
Debt instrument maturity period																	3 years
Term Loan Agreement Maturity 5 Years
Debt Instrument [Line Items]
Aggregate principal amount																	$ 3,300,000,000
Debt instrument maturity period																	5 years
Repayments of long-term borrowings and capital lease obligations														$ 3,300,000,000
Floating Rate Notes Due 2017
Debt Instrument [Line Items]
Debt instrument maturity date															2017
Aggregate principal amount															$ 1,300,000,000
Debt instrument, description of variable rate basis															Three-month LIBOR plus 0.40%
Floating Rate Notes Due 2017 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Debt instrument, marginal rate															0.40%
1.35% Notes due 2017
Debt Instrument [Line Items]
Stated interest rate on debt instrument															1.35%
Debt instrument maturity date															2017
Aggregate principal amount															$ 2,000,000,000
July 2014 Term Loan Agreement
Debt Instrument [Line Items]
Debt instrument maturity date														2019-07
New Five Year Term Notes
Debt Instrument [Line Items]
Aggregate principal amount														$ 3,300,000,000
Proceeds from long-term borrowings														500,000,000
Repayment of Feb. 2014 Term Loan Agreement Maturity 5 Years
Debt Instrument [Line Items]
Repayments of long-term borrowings and capital lease obligations														$ 500,000,000
May Exchange Offer
Debt Instrument [Line Items]
Stated interest rate on debt instrument				4.073%
Aggregate principal amount | £				£ 700
May Exchange Offer | Cellco Partnership and Verizon Wireless Capital LLC
Debt Instrument [Line Items]
Stated interest rate on debt instrument				8.875%
Debt instrument maturity date				2018
May Exchange Offer | Cellco Partnership and Verizon Wireless Capital LLC | Maximum
Debt Instrument [Line Items]
Aggregate principal amount | £				£ 600
2024 New Notes In May Exchange Offer
Debt Instrument [Line Items]
Debt instrument maturity date				2024
2020 New Notes in July Exchange Offers
Debt Instrument [Line Items]
Stated interest rate on debt instrument			2.625%
Debt instrument maturity date			2020
Aggregate principal amount			$ 3,300,000,000
2046 New Notes in July Exchange Offers
Debt Instrument [Line Items]
Stated interest rate on debt instrument			4.862%
Debt instrument maturity date			2046
Aggregate principal amount			$ 4,500,000,000
2054 New Notes in July Exchange Offers
Debt Instrument [Line Items]
Stated interest rate on debt instrument			5.012%
Debt instrument maturity date			2054
Aggregate principal amount			$ 5,500,000,000
8.5% Notes due 2018 | Cellco Partnership and Verizon Wireless Capital LLC
Debt Instrument [Line Items]
Stated interest rate on debt instrument					8.50%											8.50%
Debt instrument maturity date					2018											2018
Aggregate principal amount																$ 1,000,000,000
Amount of notes repaid																$ 1,250,000,000					$ 400,000,000
Notes purchased price of principal amount of note, percentage																127.135%
Debt Tender Offer, Principal amount purchased					$ 619,000,000											$ 600,000,000
4.90% Notes due 2015 | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument											4.90%										4.90%		4.90%					4.90%
Debt instrument maturity date																					2015
Amount of notes repaid																					$ 500,000,000
5.55% Notes due 2016 | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument					5.55%
Debt instrument maturity date					2016
Aggregate principal amount																1,250,000,000
Amount of notes repaid																					$ 600,000,000
Debt Tender Offer, Principal amount purchased					$ 652,000,000											700,000,000
3.00% Notes due 2016 | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument											3.00%										3.00%		3.00%					3.00%
Debt instrument maturity date																					2016
Amount of notes repaid																					$ 1,300,000,000
5.50% Notes due 2017 | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument					5.50%
Debt instrument maturity date					2017
Aggregate principal amount																750,000,000
Amount of notes repaid																					400,000,000
Debt Tender Offer, Principal amount purchased					$ 353,000,000											400,000,000
8.75% Notes due 2018 | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument					8.75%
Debt instrument maturity date					2018
Aggregate principal amount																1,300,000,000
Amount of notes repaid																					700,000,000
Debt Tender Offer, Principal amount purchased					$ 564,000,000											600,000,000
7.00% Debentures due 2016 | Alltel Corporation
Debt Instrument [Line Items]
Stated interest rate on debt instrument					7.00%
Debt instrument maturity date					2016
Aggregate principal amount																300,000,000
Amount of notes repaid																					100,000,000
Debt Tender Offer, Principal amount purchased					$ 157,000,000											200,000,000
2.50% Notes due 2016 | Verizon Communications
Debt Instrument [Line Items]
Aggregate principal amount											$ 3,200,000,000										3,200,000,000		$ 3,200,000,000
Amount of notes repaid																					$ 1,000,000,000
Guarantee Of Debentures And First Mortgage Bonds Of Operating Telephone Company Subsidiaries
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations							3,100,000,000											3,100,000,000				3,100,000,000
Guarantee of Debt Obligations of GTE Corporation
Debt Instrument [Line Items]
Principal amount outstanding in connection with the guarantee of debt obligations							$ 1,400,000,000											$ 1,400,000,000				$ 1,400,000,000
6.10% Notes due 2018 | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument					6.10%
Debt instrument maturity date					2018
Aggregate principal amount																1,500,000,000
Debt Tender Offer, Principal amount purchased					$ 748,000,000											700,000,000
5.50% Notes due 2018 | Verizon Communications
Debt Instrument [Line Items]
Stated interest rate on debt instrument					5.50%
Debt instrument maturity date					2018
Aggregate principal amount																1,500,000,000
Debt Tender Offer, Principal amount purchased					$ 763,000,000											800,000,000
6.84% Debentures due 2018 | GTE Corporation
Debt Instrument [Line Items]
Stated interest rate on debt instrument					6.84%
Debt instrument maturity date					2018
Aggregate principal amount																600,000,000
Debt Tender Offer, Principal amount purchased					$ 266,000,000											$ 300,000,000
Fixed Rate Notes
Debt Instrument [Line Items]
Aggregate principal amount												$ 6,500,000,000
Cash proceeds from issuance of debt, net of discounts and issuance costs												$ 6,400,000,000
3.00% Fixed Rate Notes Due 2021
Debt Instrument [Line Items]
Stated interest rate on debt instrument												3.00%
Debt instrument maturity date												2021
Aggregate principal amount												$ 1,500,000,000
3.50% Fixed Rate Notes Due 2024
Debt Instrument [Line Items]
Stated interest rate on debt instrument												3.50%
Debt instrument maturity date												2024
Aggregate principal amount												$ 2,500,000,000
4.40% Fixed Rate Notes Due 2034
Debt Instrument [Line Items]
Stated interest rate on debt instrument												4.40%
Debt instrument maturity date												2034
Aggregate principal amount												$ 2,500,000,000
4.90% Notes due 2015 Called for Early Redemption in November 2014
Debt Instrument [Line Items]
Stated interest rate on debt instrument												4.90%
Debt instrument maturity date												2015
Notes purchased price of principal amount of note, percentage		103.70%
5.55% Notes due 2016 Called for Early Redemption in November 2014
Debt Instrument [Line Items]
Stated interest rate on debt instrument												5.55%
Debt instrument maturity date												2016
Notes purchased price of principal amount of note, percentage		106.30%
3.00% Notes due 2016 Called for Early Redemption in November 2014
Debt Instrument [Line Items]
Stated interest rate on debt instrument												3.00%
Debt instrument maturity date												2016
Notes purchased price of principal amount of note, percentage		103.40%
5.50% Notes Due 2017 Called for Early Redemption in November 2014
Debt Instrument [Line Items]
Stated interest rate on debt instrument												5.50%
Debt instrument maturity date												2017
Notes purchased price of principal amount of note, percentage		110.50%
8.75% Notes Due 2018 Called for Early Redemption in November 2014
Debt Instrument [Line Items]
Stated interest rate on debt instrument												8.75%
Debt instrument maturity date												2018
Notes purchased price of principal amount of note, percentage		125.20%
7.00% Debentures Due 2016 Called for Early Redemption in November 2014 | Alltel Corporation
Debt Instrument [Line Items]
Stated interest rate on debt instrument												7.00%
Debt instrument maturity date												2016
Notes purchased price of principal amount of note, percentage		108.70%
8.50% Debentures Due 2018 Called for Early Redemption in November 2014 | Cellco Partnership and Verizon Wireless Capital LLC
Debt Instrument [Line Items]
Stated interest rate on debt instrument												8.50%
Debt instrument maturity date												2018
Notes purchased price of principal amount of note, percentage		124.50%
2.50% Notes Due 2016 Called for Early Redemption in November 2014
Debt Instrument [Line Items]
Stated interest rate on debt instrument												2.50%
Debt instrument maturity date												2016
Notes purchased price of principal amount of note, percentage		103.00%
8.75% Notes due 2015 | Cellco Partnership and Verizon Wireless Capital LLC
Debt Instrument [Line Items]
Stated interest rate on debt instrument							8.75%											8.75%				8.75%			8.75%
Aggregate principal amount | €																									€ 500
Amount of notes repaid							$ 600,000,000